Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Derivatives, Fair Value [Line Items]
Total notional	[1]	¥ 4,356,518,000	¥ 3,838,432,000
Derivative assets, Fair value		21,339,000	18,363,000
Derivative liabilities, Fair value	[1]	21,112,000	18,336,000
Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value		14,434	10,119
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	4,353,037,000	3,835,440,000
Derivative assets, Fair value	[2]	21,336,000	18,362,000
Derivative liabilities, Fair value	[1],[2]	20,893,000	18,156,000
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	78,829,000	39,203,000
Derivative assets, Fair value	[2]	3,239,000	1,065,000
Derivative liabilities, Fair value	[1],[2]	3,827,000	1,610,000
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	3,810,866,000	3,423,357,000
Derivative assets, Fair value	[2]	12,929,000	12,799,000
Derivative liabilities, Fair value	[1],[2]	12,014,000	12,065,000
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	42,965,000	35,007,000
Derivative assets, Fair value	[2]	284,000	276,000
Derivative liabilities, Fair value	[1],[2]	383,000	358,000
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	420,052,000	337,616,000
Derivative assets, Fair value	[2]	4,881,000	4,219,000
Derivative liabilities, Fair value	[1],[2]	4,664,000	4,120,000
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1],[2]	325,000	257,000
Derivative assets, Fair value	[2]	3,000	3,000
Derivative liabilities, Fair value	[1],[2]	5,000	3,000
Derivatives designated as formal fair value or net investment accounting hedges [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1]	3,481,000	2,992,000
Derivative assets, Fair value		3,000	1,000
Derivative liabilities, Fair value	[1]	219,000	180,000
Derivatives designated as formal fair value or net investment accounting hedges [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1]	3,291,000	2,828,000
Derivative assets, Fair value		0	0
Derivative liabilities, Fair value	[1]	219,000	180,000
Derivatives designated as formal fair value or net investment accounting hedges [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total notional	[1]	190,000	164,000
Derivative assets, Fair value		3,000	1,000
Derivative liabilities, Fair value	[1]		¥ 0

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	The amounts reported include derivatives used for non-trading purposes other than those designated as fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant as of March 31, 2023 and March 31, 2024.